Trade and other payables: amounts falling due after more than one year (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables, Non-current

	30 June 2023	31 December 2022
	£m	£m
Payments due to vendors (earnout agreements)	114.6	98.1
Liabilities in respect of put option agreements with vendors	305.9	323.3
Fair value of derivatives	12.6	—
Other creditors and accruals	84.3	69.5
	517.4	490.9

Maturity Analysis for Contingent Consideration and Future Earn-out Obligations	The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2023	31 December 2022
	£m	£m
Within one year	73.3	62.0
Between 1 and 2 years	37.8	19.5
Between 2 and 3 years	34.8	27.6
Between 3 and 4 years	28.8	28.6
Between 4 and 5 years	13.2	22.4
	187.9	160.1